Leases (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases Abstract
Leases payable	R$ 15,670	R$ 28,440
Future lease payments	11,191,289	10,734,544
Directly in cost of services	48,289
Cost from services		140,368
Net gain balance	R$ 140,368
Cost from services		R$ 5,913